Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Actuarial gains and losses on post-employment benefits, gross amount	€ 45	€ 16	€ (80)
Assets available for sale, gross amount		23	(4)
Assets at fair value, gross amount	(30)
Cash flow hedges, gross amount	(67)	49	(364)
Net investment hedges, gross amount			65
Translation adjustment, gross amount	(7)	(176)	(1,066)
Other comprehensive income of associates and joint ventures, gross amount		(9)	43
Total presented in other comprehensive income, gross amount	(59)	(97)	(1,406)
Actuarial gains and losses on post-employment benefits, deferred tax	(6)	(23)	20
Cash flow hedges, deferred tax	18	(20)	123
Net investment hedges, deferred tax			(22)
Translation adjustment, deferred tax		26
Total presented in other comprehensive income, deferred tax	€ 12	€ (17)	€ 121